Reconciliation of Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Effective Income Tax Rate [Line Items]
U.S. federal statutory rate	35.00%	35.00%	35.00%
State income taxes, net of federal benefit and other	2.50%	3.10%	3.00%
Tax effects on foreign income	(0.80%)	(0.10%)
Effective income tax rate attributable to Watsco, Inc.	36.70%	38.00%	38.00%
Taxes attributable to noncontrolling interest	(8.30%)	(8.80%)	(6.90%)
Effective income tax rate	28.40%	29.20%	31.10%